Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents		$ 17,088,014	$ 3,611,999
Short-term investments		19,970,243	18,364,219
Accounts receivable, net		5,350,006	5,407,989
Advances to suppliers, net		4,422	290,680
Inventories, net		85,568	79,411
Loans receivable		589,528	6,020,220
Other receivable		5,846,247	6,846,247
Prepaid expenses and other current assets		10,507	171,661
Total current assets		48,944,535	40,792,426
Non-current assets
Non-current accounts receivable, net			1,027,421
Non-current loans receivable			285,996
Property, equipment and software, net		332,488	475,189
Total non-current assets		332,488	1,788,606
Total Assets		49,277,023	42,581,032
Current liabilities
Accounts payable		255,982	292,065
Deferred revenue		65,298	73,059
Taxes payable		1,832,077	1,795,736
Accrued expenses and other current liabilities		160,776	148,342
Total current liabilities		2,314,133	4,954,667
Non-current Liabilities
Deferred income tax liabilities, net		1,559,142	1,616,053
Total non-current liabilities		1,559,142	1,616,053
Total Liabilities		3,873,275	6,570,720
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital		35,040,217	24,920,060
Statutory reserve		836,215	836,215
Retained earnings		9,301,135	10,671,200
Accumulated other comprehensive loss		(74,586)	(420,093)
Total Shareholders’ Equity		45,403,748	36,010,312
Total Liabilities and Shareholders’ Equity		49,277,023	42,581,032
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares value	[1]	299,948	2,111
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares value		819	819
Related Party
Current liabilities
Loan payable – related party			$ 2,645,465

[1]	The shares data are presented on a retroactive basis to reflect the 1-for-25 reverse share split of the Class A ordinary shares effective on July 6, 2026 (Notes 14 and 19).